Segment Information	6 Months Ended
Jun. 30, 2015
Segment Information [Abstract]
SEGMENT INFORMATION
NOTE 11: SEGMENT INFORMATION
The Company reports financial information and evaluates its operations by charter revenues. The Company does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for the Company's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.
Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2015	Three Month Period ended June 30, 2014	Six Month Period ended June 30, 2015	Six Month Period ended June 30, 2014
Asia	$18,350	$15,695	$35,053	$31,352

Total	$18,350	$15,695	$35,053	$31,352